Provisions and other current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	$ 5,262	$ 4,672	$ 4,183
Effects of currency translation and business combinations	(10)	(129)	196
Payments/utilizations	(19,348)	(18,567)	(17,452)
Additions prior year	(220)	(98)	(109)
Additions current year	20,001	19,052	18,106
Changes in offset against gross trade receivables	104	332	(252)
Provisions for deductions from revenue, at end of period	5,595	5,262	4,672
US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,883	1,590	1,461
Payments/utilizations	(5,183)	(4,158)	(3,684)
Additions prior year	(193)	(90)	(62)
Additions current year	5,474	4,541	3,875
Provisions for deductions from revenue, at end of period	1,981	1,883	1,590
Non-US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,625	1,356	1,020
Effects of currency translation and business combinations	(19)	(78)	131
Payments/utilizations	(2,467)	(2,182)	(1,954)
Additions prior year	(2)	83	80
Additions current year	2,659	2,555	2,186
Changes in offset against gross trade receivables	1	(109)	(107)
Provisions for deductions from revenue, at end of period	1,769	1,625	1,356
Non-healthcare plans and program-related rebates, returns and other deductions [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,754	1,726	1,702
Effects of currency translation and business combinations	9	(51)	65
Payments/utilizations	(11,698)	(12,227)	(11,814)
Additions prior year	(25)	(91)	(127)
Additions current year	11,868	11,956	12,045
Changes in offset against gross trade receivables	103	441	(145)
Provisions for deductions from revenue, at end of period	1,845	1,754	1,726
Continuing operations [member]
Provisions for deductions from revenue [roll forward]
Additions current year		18,248	17,772
Discontinued operations [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	(194)	0	0
Provisions for deductions from revenue, at end of period		(194)	$ 0
Discontinued operations [member] | US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	0
Provisions for deductions from revenue, at end of period		0
Discontinued operations [member] | Non-US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	(28)
Provisions for deductions from revenue, at end of period		(28)
Discontinued operations [member] | Non-healthcare plans and program-related rebates, returns and other deductions [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	$ (166)
Provisions for deductions from revenue, at end of period		$ (166)